Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2013 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity (“VIE”) which of Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities’ operating and financial policies, but not a controlling financial interest, are accounted for on an equity method. All significant inter-company balances and transactions have been eliminated in consolidation.

During the year ended March 31, 2012, certain subsidiaries of the Company changed their fiscal year-ends from December 31 to March 31. As a result, Ricoh eliminated the previously existing three months difference between the reporting periods of the Company and the subsidiaries in the consolidated financial statements. Prior-year consolidated financial statements have been retrospectively adjusted in order to reflect the elimination of the lag period.

The effect of the retrospective application is as follows.

	Millions of Yen
	Year ended March 31, 2011
	As originally reported	As adjusted
Net sales	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	19,650	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	26.53	25.15

Revenue Recognition

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh’s product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five years; however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price if both of the following criteria are met: the delivered item(s) has value to the customer on a stand-alone basis; and the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. If these criteria are not met, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

Foreign Currency Translation

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) and noncontrolling interests in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

Cash Equivalents

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments such as certificates of deposits (CD) and time deposits with maturities of three months or less.

In addition, short term investments such as money management funds (MMF) and free financial funds (FFF) with maturities of three months or less are also classified into cash and cash equivalents, as they are readily convertible to cash and present insignificant risk of changes in value.

Derivative Financial Instruments and Hedging Activities

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 16, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value changes of a recognized asset or liability or an unrecognized firm commitment (“fair value hedge”), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction (“cash flow hedge”), or (3) a foreign currency fair value or cash flow hedge (“foreign currency hedge”). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

Allowance for Doubtful Trade Receivables and Finance Receivables

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

Securities

(h) Securities

Ricoh’s investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss) and noncontrolling interests in equity.

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

Inventories	(i) Inventories Inventories are mainly stated at the lower of average cost or market. Inventory costs include raw materials, labor and manufacturing overheads.
Property, Plant and Equipment

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated over their estimated useful lives. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

On April 1, 2012, the Company and its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the estimated future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. In accordance with ASC 250, “Accounting Changes and Error Corrections”, the effects of the change are accounted for prospectively beginning with the period of change, as a change in accounting estimate. Management believes that this change did not have a material impact on Ricoh’s consolidated financial statements.

Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

Capitalized Software Costs

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 10 years.

Goodwill and Other Intangible Assets

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 3 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the goodwill impairment test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2011, 2012 and 2013.

Pension and Retirement Allowances Plans

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss) and noncontrolling interests, net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

Income Taxes

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the effects of tax positions when it is expected to be more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authority. Tax benefits that meet the more likely than not recognition threshold are measured at the largest amount that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations.

Research and Development Expenses and Advertising Costs	(o) Research and Development Expenses and Advertising Costs Research and development expenses and advertising costs are expensed as incurred.
Shipping and Handling Costs

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

Net Income Attributable to Ricoh Company, Ltd. per Share

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

Non-cash Investing and Financing Transactions

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen
	2011	2012	2013
Debt assumed in connection with adoption of new accounting standard for VIE	¥20,229	—	—

Use of Estimates

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

Recently Adopted New Accounting Standards

(u) Recently Adopted New Accounting Standards

In the fiscal year ended March 31, 2013, Ricoh adopted Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income” which requires an entity to present net income and other comprehensive income either in a single continuous statement (one-statement approach) or in two separate, but consecutive, statements (two-statement approach).

Ricoh has elected the two-statement approach, which has been applied retrospectively for all periods presented.

New Accounting Standards Not Yet Adopted

(v) New Accounting Standards Not Yet Adopted

In December 2011, the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). In January 2013, ASU 2013-01 replaced ASU 2011-11. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. Both ASU’s are effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. Retrospective application is required. These ASU’s impact disclosures only and will have no impact on Ricoh’s consolidated financial position.

Immaterial Corrections of the Prior Year's Consolidated Statements of Cash Flows

(w) Immaterial Corrections of the Prior Year’s Consolidated Statements of Cash Flows

The Company had presented cash flows related to short-term debt in financing activities on a net basis through the year ended March 31, 2012. Effective from the year ended March 31, 2013, the Company has presented these cash flows on a net basis only for those debts for which the original maturities are three months or less. The consolidated statements of cash flows for the years ended March 31, 2011 and 2012 have also been revised to properly present this cash flow information.

These revisions do not have any impact on previously reported net cash flows from financing activities.